Long-Term Debt - Additional Information (Detail) (USD $)					1 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 15, 2011 First Amendment Rantoul Partners	Aug. 31, 2012 Second Amendment	Aug. 31, 2012 Second Amendment Minimum	Nov. 02, 2012 Third Amendment	Apr. 16, 2013 Fourth Amendement	Sep. 30, 2013 Fifth Amendment	Mar. 31, 2014 Line of Credit Federal Funds Rate	Dec. 31, 2013 Line of Credit Federal Funds Rate	Mar. 31, 2014 Line of Credit Base Rate Minimum	Dec. 31, 2013 Line of Credit Base Rate Minimum	Mar. 31, 2014 Line of Credit Base Rate Maximum	Dec. 31, 2013 Line of Credit Base Rate Maximum	Mar. 31, 2014 Line of Credit Floating Rate Minimum	Dec. 31, 2013 Line of Credit Floating Rate Minimum	Mar. 31, 2014 Line of Credit Floating Rate Maximum	Dec. 31, 2013 Line of Credit Floating Rate Maximum	Sep. 30, 2013 Line of Credit Fifth Amendment Federal Funds Rate	Dec. 31, 2013 Long-Term Debt
Debt Instrument [Line Items]
Debt instrument interest rate, margin									0.50%	0.50%	0.00%	0.00%	0.75%	0.75%	2.25%	2.25%	3.00%	3.00%	3.30%
Line of credit facility, maximum borrowing capacity			$ 50,000,000					$ 100,000,000
Line of credit facility, current borrowing capacity	38,000,000	38,000,000		7,000,000		12,150,000	19,500,000	38,000,000
Debt Instrument, Interest Rate, Increase					3.75%
Credit Facility	32,000,000	31,500,000
Debt Instrument, Interest Rate, Stated Percentage																				3.30%
Other Long-term Debt	$ 38,159																			$ 47,255